Income Taxes - Reconciliation of Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax reconciliation [Abstract]
Income tax and social contribution tax rate	34.00%	34.00%	34.00%